Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases

December 31, 2024

2025	$199,197
2026	206,487
2027	99,541
Thereafter	—
Total undiscounted lease payments	$527,761
Less imputed interest	22,536
Total lease liabilities	$505,225